Accounts Payable and Accruals (Tables)	12 Months Ended
Dec. 31, 2018
Accounts payable and accruals:
Schedule of accounts payable - other
	December 31
	2018	2017
	U.S. dollars in thousands

Employees and related institutions	628	558
Accrued expenses	323	319
	951	877